Assets and liabilities held for sale - Summary of Assets and Liabilities Held for Sale and Distribution (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Assets and liabilities classified as held for sale [Line Items]
Property plant and equipment	€ 111,474	€ 244,127
Right-of-use assets	370,470	351,646		€ 459,341
Other non current financial assets	35,372	49,263
Deferred tax assets	108,210	71,901
Inventories	338,475	321,471
Trade receivables	160,360	138,829
Tax receivables	14,966	15,611
Other financial assets	340,380	350,163
Other current assets	68,773	66,718
Cash and cash equivalents	459,791	317,291		210,626	€ 218,331
Total assets	2,457,724	2,415,054
Employee benefits	42,263	29,347
Deferred tax liabilities	53,844	70,728
Lease liabilities	438,052	407,687		€ 508,153
Derivative financial instruments	14,138	13,192
Other current liabilities	124,356	76,637
Provision for risks and charges	14,093	8,325	€ 10,596
Tax liabilities	28,773	33,362
Trade payables and customer advances	€ 223,037	188,342
Assets and liabilities classified as held for sale [member]
Disclosure of Assets and liabilities classified as held for sale [Line Items]
Intangibles assets		656
Property plant and equipment		1,801
Right-of-use assets		83
Other non current financial assets		0
Deferred tax assets		1,393
Inventories		7,079
Trade receivables		3,081
Tax receivables		455
Other financial assets		345
Other current assets		1,752
Cash and cash equivalents		580
Total assets		17,225
Employee benefits		1,130
Deferred tax liabilities		0
Lease liabilities		83
Derivative financial instruments		0
Other current liabilities		9,385
Provision for risks and charges		1,505
Tax liabilities		1,181
Trade payables and customer advances		3,441
Total liabilities		16,725
Assets and liabilities held for sale		€ 500